Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Registrant Name	CHINA HELI RESOURCE RENEWABLE INC
Entity Central Index Key	0001081823
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	1,763,339